SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Decrease in contingent liabilities	$ 472,000